Label	Element	Value
Argent Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Argent Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Argent Small Cap Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended December 31, 2017, the portfolio turnover rate for the Predecessor Fund (defined under "Performance," below) was 78.86%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.86%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	As the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of common stocks of U.S. small-capitalization ("small-cap") companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-cap companies. The Fund considers small-cap companies to be those that, at the time of investment, are in the capitalization range of $50 million to the largest company in the Russell 2000® Index.

The Fund will generally hold 60 to 80 stocks identified by the Fund's investment advisor, Argent Capital Management LLC (the "Advisor") through its active, bottom-up fundamental investment research process, which employs quantitative screening to identify incremental changes in fundamentals and qualitative research and analysis, emphasizing valuation and anticipating change to identify overlooked and underappreciated stocks in the small-cap universe. The Fund will invest in companies that, in the Advisor's opinion, are undergoing positive fundamental change that is expected to result in superior returns over the long term and exhibit attractive reward opportunities when compared to the risk of investment. The Fund's investment strategy is a "core" approach. The Fund is comprised of "core growth" stocks, which are companies with earnings and sales growth that are above the average compared to the market, and that continue to reinvest in their business to seek further growth. The Fund also holds "core value" stocks, which are companies trading at significant discounts and are deemed to be undervalued by the market. The Fund incorporates a broad spectrum of investment opportunities in the small capitalization universe. The Advisor will sell an investment when the stock reaches the target value determined by the Advisor, if fundamentals supporting the stock's value deteriorate, or when a better investment opportunity becomes available.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

•	Management Risk. The Advisor's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.

•	General Market Risk. The value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

•	Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Small-Cap Company Risk. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of these companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies, or the stock market in general. Because of these movements, and because small-cap companies tend to be bought and sold less often and smaller amounts, they are generally less liquid than the equity securities of larger companies.

•
Growth-Style Investing Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market, and may not achieve the earnings growth expected.

•
Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks.  Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

•
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its net asset value ("NAV"), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
On or about September 28, 2018, the Argent Small Cap Core Fund, a private fund managed by the Advisor (the "Predecessor Fund"), converted into the Institutional Shares class of the Fund by contributing all of its assets to the Fund in exchange for Institutional Shares of the Fund. The Predecessor Fund was formed on July 15, 2008 to serve as a pooled investment vehicle for accredited investors, and since inception on July 25, 2008, the Predecessor Fund has maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Fund. From the date of inception through the time of the conversion, the Predecessor Fund was managed by the Advisor and by the same portfolio managers as the Fund. The Fund's performance set forth below is that of the Predecessor Fund and includes the expenses of the Predecessor Fund. The performance includes gains or losses plus income and the reinvestment of all dividends and interest. All returns reflect the deduction of all actual fees and expenses paid by the Predecessor Fund, without provision for state or local taxes. If the Predecessor Fund's performance was adjusted to reflect the projected first year expenses of the Institutional Shares of the Fund, the performance for all periods would have been higher than that stated.

The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code"), which, if applicable, may have adversely affected its performance. On a going forward basis, the Fund's performance will be calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total returns for the Predecessor Fund. Please refer to the Financial Statements section of the Fund's Statement of Additional Information ("SAI") to review additional information regarding the Predecessor Fund.

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Predecessor Fund from calendar year to calendar year and by showing how the Predecessor Fund's average annual returns for one year, five years and since inception compared with those of the Russell 2000® Index, which is a broad measure of small-cap common stock performance. The performance shown is that of the Predecessor Fund. The Predecessor Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund's website at www.argentcapitalfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Predecessor Fund from calendar year to calendar year and by showing how the Predecessor Fund's average annual returns for one year, five years and since inception compared with those of the Russell 2000® Index, which is a broad measure of small-cap common stock performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.argentcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31 (returns shown are those of the Predecessor Fund)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 24.11% for the quarter ended 06/30/2009, and the lowest return for a calendar quarter was -25.21% for the quarter ended 9/30/2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.21%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2017)
Argent Small Cap Fund | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 25, 2008
Argent Small Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 265
Annual Return 2009	rr_AnnualReturn2009	42.42%
Annual Return 2010	rr_AnnualReturn2010	23.77%
Annual Return 2011	rr_AnnualReturn2011	(2.73%)
Annual Return 2012	rr_AnnualReturn2012	18.30%
Annual Return 2013	rr_AnnualReturn2013	27.41%
Annual Return 2014	rr_AnnualReturn2014	6.41%
Annual Return 2015	rr_AnnualReturn2015	(6.40%)
Annual Return 2016	rr_AnnualReturn2016	24.48%
Annual Return 2017	rr_AnnualReturn2017	16.89%
Label	rr_AverageAnnualReturnLabel	Argent Small Cap Fund (returns shown are those of the Predecessor Fund)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 25, 2008
Argent Small Cap Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 375

[1]	As the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.